CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Retained Earnings/Accumulated Deficit [Member]	Translation Differences [Member]	Other Reserves [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2024	$ 1,042,701	$ 1,600	$ 1,217,651	$ (186,321)	$ 39	$ 5,273	$ 4,459
Balance (in shares) at Dec. 31, 2024		159,983,104
Changes in equity
Profit after tax	144,888			145,024			(136)
Other comprehensive income	461			0	282		179
Total comprehensive income	145,349			145,024	282		43
Cash dividends declared and paid	(89,969)			(89,969)
Acquisition of non-controlling interests	(6,131)			(1,849)	156		(4,437)
Compensation related to options and restricted stock	3,719	$ 8	6,068			(2,358)
Compensation related to options and restricted stock (in shares)		816,303
Balance at Sep. 30, 2025	1,095,669	$ 1,608	1,223,719	(133,115)	477	2,916	64
Balance (in shares) at Sep. 30, 2025		160,799,407
Balance at Dec. 31, 2025	1,133,257	$ 1,608	1,223,719	(96,216)	498	3,577	71
Balance (in shares) at Dec. 31, 2025		160,799,407
Changes in equity
Profit after tax	633,734			633,727			7
Other comprehensive income	56			0	56		0
Total comprehensive income	633,790			633,727	56		7
Cash dividends declared and paid	(365,801)			(365,801)
Compensation related to options and restricted stock	3,384	$ 4	3,680			(301)
Compensation related to options and restricted stock (in shares)		436,166
Balance at Sep. 30, 2026	$ 1,404,629	$ 1,612	$ 1,227,399	$ 171,711	$ 554	$ 3,276	$ 77
Balance (in shares) at Sep. 30, 2026		161,235,573